Unitholders' Deficit - Units Transactions (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class B Preferred Units | Preferred Units
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	2,226,144	671,254
Unit issuance (in shares)	1,748,684	1,554,890
Units conversions (in shares)	135,133
Ending balance (in shares)	4,109,961	2,226,144
Class B-1 Preferred Units | Preferred Units
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	342,608	0
Unit issuance (in shares)		342,608
Ending balance (in shares)	342,608	342,608
Class A Units | Common Units
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	10,875,000	10,875,000
Ending balance (in shares)	10,875,000	10,875,000
Class C Units | Common Units
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	1,585,125	453,125
Unit issuance (in shares)		1,132,000
Units forfeited (in shares)	(15,000)
Ending balance (in shares)	1,570,125	1,585,125